Other Items/Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Other Items/Subsequent Events
25.
OTHER ITEMS/SUBSEQUENT EVENTS
a)
On January 5, 2024, the Company received a notice (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”) that the Company is not currently in compliance with the $1.00 minimum bid price requirement for continued listing on the Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). The Notice indicated that, consistent with Nasdaq Listing Rule 5810(c)(3)(A), the Company has 180 days, or until July 3, 2024 (the “Compliance Deadline”), to regain compliance with the Minimum Bid Price Requirement by having the closing bid price of the Company’s ADSs meet or exceed $1.00 per ADS for at least ten consecutive business days. The Notice is only a notification of deficiency and has no immediate effect on the listing of the Company’s ADSs. The Company’s ADSs will continue to trade on the Nasdaq Capital Market at this time. The Company’s receipt of the Notice does not impact the Company’s business, operations or reporting requirements with the Securities and Exchange Commission. The Company announced the receipt of the Notice through a press release on January 8, 2024.

If the Company does not regain compliance by the Compliance Deadline, the Company may be afforded an additional 180 calendar day period to regain compliance. To qualify, the Company would be required to meet the continued listing requirement for market value of publicly held securities and all other initial listing standards for the Nasdaq Capital Market, except for the Minimum Bid Price Requirement. In addition, the Company would be required to notify Nasdaq of its intent to cure the deficiency during the second compliance period. If the Company does not regain compliance with the Minimum Bid Price Requirement by the end of the compliance period (or the second compliance period, if applicable), the Company’s ADSs will become subject to delisting. In the event that the Company receives notice that its ADSs are being delisted, the Nasdaq listing rules permit the Company to appeal a delisting determination to a Nasdaq hearings panel.

b)
On January 24, 2024, the Company held an Extraordinary General Meeting of shareholders. At the Extraordinary General Meeting, the Company’s requisite shareholders approved (i) an ordinary resolution to increase the Company’s authorized share capital from US$10,000,000 divided into 1,000,000,000 ordinary shares of a nominal or par value of US$0.01 each to US$50,000,000 divided into 5,000,000,000 ordinary shares of a nominal or par value of US$0.01 each, and (ii) a special resolution to replace existing Memorandum and Articles of Association of the Company (being the Tenth Amended and Restated Memorandum and Articles of Association of the Company) with a new Memorandum and Articles of Association (being the Eleventh Amended and Restated Memorandum and Articles of Association of the Company) under the Companies Act (as amended) of the Cayman Islands.
c)
On March 12, 2024, the Company entered into a securities purchase agreement (the Purchase Agreement), with the purchasers signatory thereto (the Purchasers), pursuant to which the Company agreed to sell and issue, in a registered direct offering, 125,000,000 ordinary shares in the form of 5,000,000 ADSs, at a gross purchase price of $1.00 per ADS (the Registered Offering). The ADSs were offered by the Company pursuant to an effective shelf registration statement on Form F-3, which was originally filed with the Securities and Exchange Commission on March 24, 2023 and was declared effective on April 6, 2023 and a prospectus supplement thereunder.

Pursuant to the Purchase Agreement, in a concurrent private placement, the Company also agreed to sell and issue to the Purchasers unregistered warrants (the Warrants) to purchase up to 125,000,000 ordinary shares in the form of 5,000,000 ADSs (the Private Placement and together with the Registered Offering, the Offering). The Warrants are exercisable upon issuance (the Initial Exercise Date) at an exercise price of $1.00 per ADS and will expire on the five-year anniversary of the Initial Exercise Date. Pursuant to the terms of Purchase Agreement, on March 26, 2024, the Company filed a registration statement on Form F-3 covering the sale of the ADS underlying the Warrants (the Resale Registration Statement). Upon effectiveness of the Resale Registration Statement, the shares underlying the Warrants will be freely tradeable in the United States. The Registered Offering closed on March 14, 2024. The aggregate gross proceeds to the Company from the Registered Offering were $5 million, before deducting offering expenses payable by the Company.

Pursuant to the terms of the Purchase Agreement, the Company agreed (i) not to issue, enter into an agreement to issue or announce the issuance or proposed issuance of any of its ADSs, ordinary shares or ordinary share equivalents, or (ii) file any registration statement or any amendment or supplement thereto, subject to certain exceptions, until 30 days following the closing of this offering. In addition, pursuant to the terms of the Warrant, the Company also agreed that at any time on or after the Initial Exercise Date but on or prior to the Termination Date, if the Company grants, issues or sells any ordinary share equivalents or rights to purchase shares, warrants, securities or other property pro rata to the record holders of any class of ordinary shares or ADSs (the “Purchase Rights”), the Purchaser in this Offering shall, in the aggregate, have the right to participate in such financing the aggregate Purchase Rights which the Purchaser could have acquired if the Purchaser had held the number of ordinary shares or ADSs acquirable upon complete exercise of the Warrant.